Covenant Calculation (Detail)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Covenant Description	Net Debt to Consolidated EBITDA
Ratio	118.00%
Favorable / (Unfavorable)	232.00%
Maximum
Debt Instrument [Line Items]
Covenant Requirement	350.00%